UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2006
                                                -------------------

Check here if Amendment [ X ]; Amendment Number:      2
                                                ---------------
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/S/ ROBERT J. CAPPELLI                      SOUTHFIELD, MI           5/15/06
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:          144
                                          -----------------
Form 13F Information Table Value Total:   $      39,040
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]




                                                                SUMMARY TABLE
                                                                31-Mar-06

                                                                VALUE                                          VOTING
                                          TITLE                 IN         SHARES/         PUT/ INVESTMT       SOLE
      NAME OF ISSUER                      OF CLASS  CUSIP       $1,000'S   PRN AMT  SH/PRN CALL DSCRETN   MGRS AUTHORITY
AAPL  APPLE COMPUTERS                     COM       037807104   290        4,600                SOLE           4,600
ABT   ABBOTT LABS                         COM       002824100   180        4,300                SOLE           4,300
ACN   ACCENTURE LTD                       COM       013330972   240        8,000                SOLE           8,000
ACS   AFFILIATED COMPUTER SYSTEMS         COM       008190100   190        3,200                SOLE           3,200
ADBE  ADOBE SYSTEMS                       COM       00724F101   130        3,700                SOLE           3,700
ADBE  ADOBE SYSTEMS                       COM       00724F101   130        3,700                SOLE           3,700
AET   ATENA INC                           COM       00817Y108   290        5,800                SOLE           5,800
AGN   ALLERGAN, INC                       COM       018490102   270        2,500                SOLE           2,500
AIG   AMERICAN INT'L GROUP                COM       026874107   440        6,588                SOLE           6,588
ALTR  ALTERA CORP                         COM       021441100   280        13,500               SOLE           13,500
AMGN  AMGEN                               COM       031162100   630        8,650                SOLE           8,650
AMX   AMERICA MOVIL                       COM       02364W105   100        3,000                SOLE           3,000
AXP   AMERICAN EXPRESS                    COM       025816109   350        6,600                SOLE           6,600
BA    BOEING                              COM       097023105   30         400                  SOLE           400
BBBY  BED BATH & BEYOND                   COM       075896100   220        5,800                SOLE           5,800
BBY   BEST BUY                            COM       086516101   360        6,350                SOLE           6,350
BDX   BECKTON DICKINSON                   COM       075887109   220        3,550                SOLE           3,550
BEN   FRANKLIN RESOURCES                  COM       354613101   360        3,850                SOLE           3,850
BIIB  BIOGEN                              COM       09062X103   250        5,400                SOLE           5,400
BK    BANK OF NEW YORK                    COM       064057102   10         400                  SOLE           400
BOT   CBOT HOLDINGS                       COM       14984K106   260        2,200                SOLE           2,200
BR    BURLINGTON RESOURCES INC            COM       122014103   360        3,950                SOLE           3,950
BRCM  BROADCOM                            COM       111320107   310        7,175                SOLE           7,175
BRL   BARR PHARMECEUTICALS INC            COM       068306109   180        2,800                SOLE           2,800
C     CITIGROUP                           COM       172967101   420        8,920                SOLE           8,920
CAH   CARDINAL HEALTHCARE                 COM       14149Y108   250        3,287                SOLE           3,287
CAT   CATEPILLAR, INC                     COM       149123101   380        5,250                SOLE           5,250
CELG  CELGENE CORP                        COM       151020104   300        6,800                SOLE           6,800
CHRW  C.H. ROBINSON WORLDWIDE, INC        COM       12541W209   300        6,100                SOLE           6,100
CHS   CHICO'S FAS INC                     COM       168615102   200        5,000                SOLE           5,000
CLB   CORE LABORATORIES                   COM       000200384   140        3,000                SOLE           3,000
CMX   CAREMARK RX INC                     COM       141705103   250        5,000                SOLE           5,000
COF   CAPITAL ONE FINANCIAL               COM       14040H105   230        2,900                SOLE           2,900
COH   COACH INC                           COM       189754104   250        7,200                SOLE           7,200
COP   CONOCOPHILIPS                       COM       20825C104   300        4,800                SOLE           4,800
CSCO  CISCO SYSTEMS                       COM       17275R102   890        41,300               SOLE           41,300
CTXS  CITRIX                              COM       177376100   340        8,900                SOLE           8,900
CVH   COVENTRY HEALTH CARE INC            COM       222862104   100        1,875                SOLE           1,875
DELL  DELL COMPUTER                       COM       24702R101   460        15,600               SOLE           15,600
DGX   QUEST DIAGNOSTICS                   COM       74834L100   170        3,300                SOLE           3,300
DHR   DANAHER                             COM       235851102   320        5,000                SOLE           5,000
DIS   DISNEY                              COM       254687106   300        10,750               SOLE           10,750
DNA   GENENTECH                           COM       368710406   520        6,100                SOLE           6,100
DUK   DUKE POWER                          COM       264399106   20         849                  SOLE           849
EBAY  EBAY                                COM       278642103   380        9,800                SOLE           9,800
ECL   ECOLAB INC                          COM       278865100   150        3,800                SOLE           3,800
EMC   EMC CORP                            COM       268648102   340        25,000               SOLE           25,000
ENDP  ENDO PHARMACEUT HLDGS               COM       29264F205   210        6,500                SOLE           6,500
EOG   EOG RESOURCES                       COM       26875P101   120        1,600                SOLE           1,600
ESRX  EXPRESS SCRIPTS, INC                COM       302182100   340        3,900                SOLE           3,900
ET    E*TRADE FINANCIAL CORP              COM       269246104   260        9,500                SOLE           9,500
EXP   EAGLE MATERIALS                     COM       26969P108   240        3,700                SOLE           3,700
EXPD  EXPEDITORS INT'L WASH INC           COM       302130109   330        3,800                SOLE           3,800
FDC   FIRST DATA                          COM       319963104   380        8,150                SOLE           8,150
FFIV  F5 NETOWRKS, INC                    COM       315616102   200        2,750                SOLE           2,750
FRX   FOREST LABS                         COM       345838106   140        3,100                SOLE           3,100
GD    GENERAL DYNAMICS                    COM       369550108   300        4,700                SOLE           4,700
GE    GENERAL ELECTRIC                    COM       369604103   980        28,060               SOLE           28,060
GENZ  GENZYME CORP                        COM       372917104   240        3,500                SOLE           3,500
GES   GUESS?                              COM       401617105   100        2,500                SOLE           2,500
GILD  GILEAD SCIENCES                     COM       375558103   450        7,300                SOLE           7,300
GLW   CORNING INC                         COM       219350105   380        14,000               SOLE           14,000
GOOG  GOOGLE INC                          COM       38259P508   290        750                  SOLE           750
GRMN  GARMIN LTD                          COM       372601099   340        4,300                SOLE           4,300
GRP   GRANT PREDICO, INC                  COM       38821G101   90         2,100                SOLE           2,100
GS    GOLDMAN SACHS GROUP INC             COM       38141G104   540        3,450                SOLE           3,450
HAL   HALLIBURTON                         COM       406216101   310        4,200                SOLE           4,200
HANS  HANSEN NATURAL CORP                 COM       411310105   50         400                  SOLE           400
HD    HOME DEPOT                          COM       437076102   460        10,800               SOLE           10,800
HET   HARRAHS ENTERTAINMENT               COM       413619107   330        4,200                SOLE           4,200
HON   HONEYWELL INTERNATIONAL INC         COM       438516106   290        6,800                SOLE           6,800
IACI  IAC INTERACTIVE CORP                COM       44919P300   280        9,600                SOLE           9,600
IGT   INTERNATIONAL GAME TECH.            COM       459902102   380        10,800               SOLE           10,800
INTC  INTEL                               COM       458140100   20         1,200                SOLE           1,200
ISRG  INTUITIVE SURGICAL INC              COM       46120E602   50         450                  SOLE           450
ITW   ILLINOIS TOOL WORKS INC             COM       452308109   190        2,000                SOLE           2,000
JBL   JABIL CIRCUIT INC                   COM       466313103   180        4,300                SOLE           4,300
JLG   JLG INDUSTRIES                      COM       466210101   280        9,200                SOLE           9,200
JNJ   JOHNSON & JOHNSON                   COM       478160104   470        7,950                SOLE           7,950
JNPR  JUNIPER                             COM       48203R104   40         2,250                SOLE           2,250
JOYG  JOY GLOBAL                          COM       481165108   230        3,800                SOLE           3,800
KO    COCA-COLA COMPANY                   COM       191216100   240        5,650                SOLE           5,650
KSS   KOHLS                               COM       500255104   220        4,100                SOLE           4,100
LEH   LEHMAN BROTHERS HOLDING INC         COM       524908100   270        1,900                SOLE           1,900
LLL   L-3 COMMUNICATIONS HOLDINGS         COM       502424104   280        3,300                SOLE           3,300
LLY   ELI LILLY & CO                      COM       532457108   210        3,800                SOLE           3,800
LMT   LOCKHEED MARTIN CORP                COM       539830109   290        3,800                SOLE           3,800
LOW   LOWES COMPANIES                     COM       548661107   520        8,100                SOLE           8,100
LTM   LIFETIME FITNESS                    COM       53217R207   290        6,200                SOLE           6,200
MCHP  MICROCHIP TECHNOLOGY INC            COM       595017104   280        7,600                SOLE           7,600
MCK   MCKESSON                            COM       58155Q103   280        5,350                SOLE           5,350
MCO   MOODY'S CORP                        COM       615369105   400        5,550                SOLE           5,550
MDT   MEDTRONIC INC                       COM       585055106   10         100                  SOLE           100
MER   MERRILL LYNCH & CO INC              COM       590188108   410        5,250                SOLE           5,250
MHP   MCGRAW-HILL COMPANIES INC           COM       580645109   260        4,500                SOLE           4,500
MOT   MOTOROLA INC                        COM       620076109   80         3,550                SOLE           3,550
MRVL  MARVELL TECHNOLOGY GROUP LTD        COM       011383912   280        5,200                SOLE           5,200
MSFT  MICROSOFT                           COM       594918104   920        33,900               SOLE           33,900
MXIM  MAXIM INTEGRATED PRODS              COM       57772K101   100        2,800                SOLE           2,800
NKE   NIKE                                COM       654106103   250        2,900                SOLE           2,900
NSC   NORFOLK SOUTHERN                    COM       655844108   400        7,350                SOLE           7,350
NSM   NATIONAL SEMICONDUCTOR CORP         COM       637640103   230        8,200                SOLE           8,200
NTAP  NETWORK APPLIANCE                   COM       64120L104   360        10,000               SOLE           10,000
NTES  NETEASE.COM                         COM       64110W102   180        7,200                SOLE           7,200
NVDA  NVIDIA                              COM       67066G104   340        5,900                SOLE           5,900
ORCL  ORACLE SYSTEMS                      COM       68389X105   280        20,700               SOLE           20,700
PAYX  PAYCHEX                             COM       704326107   310        7,400                SOLE           7,400
PEP   PEPSICO                             COM       713448108   550        9,550                SOLE           9,550
PFE   PFIZER                              COM       717081103   200        7,875                SOLE           7,875
PG    PROCTOR & GAMBLE                    COM       742718109   590        10,200               SOLE           10,200
QCOM  QUALCOMM                            COM       747525103   640        12,700               SOLE           12,700
S     SPRINT NEXTEL CORP                  COM       852061100   240        9,294                SOLE           9,294
SAP   SAP AG-SPONSORED ADR                COM       803054204   400        7,400                SOLE           7,400
SBUX  STARBUCKS                           COM       855244109   330        8,850                SOLE           8,850
SLB   SCHLUMBERGER LTD                    COM       806857108   340        2,650                SOLE           2,650
SNDK  SANDISK                             COM       80004C101   280        4,900                SOLE           4,900
SPLS  STAPLES                             COM       855030102   350        13,550               SOLE           13,550
STN   STATION CASINOS INC                 COM       857689103   330        4,150                SOLE           4,150
STT   STATE STREET BOSTON                 COM       857477103   400        6,700                SOLE           6,700
STX   SEAGATE TECHNOLOGY                  COM       7945J1040   70         2,700                SOLE           2,700
SYK   STRYKER                             COM       863667101   190        4,300                SOLE           4,300
TEVA  TEVA PHARMACEUTICAL-SP ADR          COM       881624209   350        8,600                SOLE           8,600
TXN   TEXAS INSTRUMENTS INC               COM       882508104   250        7,600                SOLE           7,600
UNH   UNITEDHEALTH GROUP                  COM       91324P102   260        4,700                SOLE           4,700
UPS   UNITED PARCEL SERVICE               COM       911312106   380        4,850                SOLE           4,850
UTX   UNITED TECHNOLOGIES                 COM       913017109   290        5,050                SOLE           5,050
WEC   WISCONSIN ENERGY                    COM       976657106   10         306                  SOLE           306
WFC   WELLS FARGO                         COM       949746101   310        4,850                SOLE           4,850
WFT   WEATHERFORD INT'L LTD               COM       950891017   300        6,500                SOLE           6,500
WIT   WIPRO                               COM       97651M109   190        12,500               SOLE           12,500
WLP   WELLPOINT                           COM       94973V107   330        4,250                SOLE           4,250
WMT   WAL-MART                            COM       931142103   410        8,700                SOLE           8,700
XOM   EXXON                               COM       30231G102   360        5,944                SOLE           5,944
YHOO  YAHOO                               COM       984332106   420        12,900               SOLE           12,900

                                                                39,040

* PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND. THEY HAVE FILED THESE SECURITIES ON OUR BEHALF ON THEIR 13F REPORT